Schedule of Investments
October 31, 2025 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.03%

Aircraft Parts & Auxiliary Equipment, NEC - 1.85%
Karman Holdings, Inc. (2)	5,030	423,727

Apparel Retailers - 2.26%
Boot Barn Holdings, Inc. (2)	2,725	516,796

Banks - 4.24%
Bank OZK	5,210	234,398
Cadence Bank	6,835	257,953
Coastal Financial Corp. (2)	1,960	208,740
Triumph Financial, Inc. (2)	4,916	267,725

		968,816

Biotechnology - 9.34%
ADMA Biologics, Inc. (2)	34,815	538,936
ANI Pharmaceuticals, Inc. (2)	3,420	309,852
Ligand Pharmaceuticals, Inc. (2)	3,910	748,022
Medpace Holdings, Inc. (2)	920	538,117

		2,134,928

Bottled & Canned Soft Drinks & Carbonated Waters - 1.81%
Celsius Holdings, Inc. (2)	6,860	413,178

Building Materials: Other - 4.53%
TopBuild Corp. (2)	1,215	513,313
Simpson Manufacturing Co., Inc.	2,960	522,440

		1,035,753

Building: Climate Control - 3.45%
AAON, Inc.	8,005	787,612

Commercial Vehicle - Equipment Leasing - 1.41%
WillScot Mobile Mini Holdings Corp.	14,820	322,335

Commercial Vehicles and Parts - 1.90%
Federal Signal Corp.	3,680	434,350

Computer Services - 1.80%
Workiva, Inc. Class A (2)	4,845	411,873

Construction - Special Trade Contractors - 1.97%
Argan, Inc.	1,470	450,129

Crude Petroleum & Natural Gas - 1.48%
Permian Resources Corp.	26,900	337,864

Electronic Equipment: Control and Filter - 0.98%
MSA Safety, Inc.	1,425	223,768

Electronic Equipment: Gauges and Meters - 0.89%
Mesa Laboratories, Inc.	2,829	203,377

Electric Utilities - 2.11%
Excelerate Energy, Inc	18,611	482,211

Food Retailers and Wholesalers - 0.34%
Sprouts Farmers Market, Inc. (2)	975	76,986

Footwear, (No Rubber) - 1.06%
Birkenstock Holding plc (2)	6,070	242,254

Health Care Management Services - 2.15%
HealthEquity, Inc. (2)	5,195	491,343

Health Care Management Services - 1.43%
Chemed Corp.	755	325,632

Home Construction - 1.14%
Champion Homes, Inc. (2)	3,805	259,615

Investment Advice - 2.38%
Lazard Ltd.	11,155	544,364

Medical Equipment - 5.51%
LeMaitre Vascular, Inc.	5,280	457,301
Merit Medical Systems, Inc. (2)	3,880	339,655
Repligen Corp. (2)	3,100	462,086

		1,259,042

Oil & Gas Field Machinery & Equipment - 2.11%
Solaris Energy Infrastructure, Inc. (2)	9,060	482,264

Oil & Gas Field Services, NEC - 2.09%
Oceaneering International, Inc. (2)	11,320	263,643
WaterBridge Infrastructure LLC (2)	8,885	213,240

		476,883

Ophthalmic Goods - 1.22%
Warby Parker, Inc. (2)	14,260	279,353

Radio & Tv Broadcasting & Communications Equipment - 0.50%
Planet Labs PBC (2)	8,510	114,460

Real Estate Agents & Managers (For Others) - 1.92%
Jones Lang LaSalle, Inc. (2)	1,440	439,330

Refuse Systems - 2.54%
Casella Waste Systems, Inc. (2)	6,555	580,576

Restaurants and Bars - 3.83%
Texas Roadhouse, Inc.	3,265	534,089
Wingstop, Inc.	1,570	340,109

		874,198

Semiconductors & Related Devices - 1.85%
MACOM Technology Solutions Holdings, Inc. (2)	2,850	422,171

Recreational Services - 1.92%
OneSpaWorld Holdings Ltd. (Bahamas)	18,855	438,756

Services-Membership Sports & Recreation Clubs - 0.89%
Life Time Group Holdings, Inc. (2)	8,180	202,291

Professional Business Support Services - 7.03%
Guidewire Software, Inc. (2)	2,270	530,363
Paylocity Holding Corp. (2)	3,295	465,485
UL Solutions, Inc.	7,835	610,111

		1,605,959

Software - 11.95%
AppFolio, Inc. Class A (2)	2,175	553,385
monday.com Ltd. (2)	1,075	220,633
nCino, Inc. (2)	16,235	433,150
PDF Solutions, Inc. (2)	14,620	425,881
Pegasystems, Inc.	17,235	1,097,008

		2,730,056

Surgical & Medical Instruments & Apparatus - 2.67%
Stevanato Group SpA (2)	24,195	610,198

Transaction Processing Services - 1.52%
i3 Verticals, Inc. (2)	11,306	347,660

Trucking - 1.97%
SAIA, Inc. (2)	1,540	450,450

Total Common Stocks	(Cost $ 20,514,562)	22,400,556

Short-Term Investment - 2.03%

Fidelity Money Market Funds Fidelity Investments Money Market Treasury Portfolio - 3.72% (3)	464,608	464,608

Total Short-Term Investment	(Cost $ 464,608)	464,608

Total Investments - 100.07%	(Cost $ 20,979,169)	22,865,164

Liabilities Less Other Assets - (0.07%)		(14,858)

Total Net Assets - 100.00%		22,850,306

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$22,865,164	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,865,164	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2025.
SpA - "Società per Azioni," which is an Italian term for a public limited company.
ADR - American Depositary Receipts.